Commitment and Contingencies - 10Q	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Finance Leases
During the years ended December 31, 2023 and 2022, the Company leased information technology (“IT”) equipment and copiers for periods ranging from 36 months to 63 months. The IT equipment were classified as finance leases due to the existence of bargain purchase options in the lease agreements, and the copiers were classified as finance leases as the lease periods represented a major portion of the economic life of those assets. In connections with these leases, the Company recorded finance lease right-of-use assets and finance lease liabilities of approximately $0.1 million.
Operating Leases
New York Headquarters Lease
In September 2019, the Company commenced a sub-lease of approximately 6,000 square feet of office space for the corporate headquarters in New York, New York with a term expiring in June 2023. In connection with the lease, the Company established an irrevocable letter of credit for approximately $0.4 million. Monthly lease payments were approximately $0.04 million.
In July 2021, the sublessor was released from the original lease by the landlord, and the Company attorned to the landlord the executory terms and provisions of the sub-lease. In February 2022, the Company entered into an extension of the New York office lease (retroactive to December 2021) through June 2026, with new monthly lease payments ranging from approximately $0.03 million to $0.04 million. The Company accounted for the amendment as a contract modification, and accordingly, recorded an additional operating right-of-use asset of approximately $1.0 million and an additional operating lease liability of approximately $1.0 million.
Houston Lease
In August 2019, the Company entered into an agreement to lease approximately 26,905 square feet in Houston, Texas to build a manufacturing facility and office with a term expiring in August 2029. The Company has the option to renew the lease term for two additional five-year terms. The renewal periods were not included in the lease term for purposes of determining the lease liability or right-of-use asset. Monthly rent payments were approximately $0.03 million. In connection with the lease, the Company paid a security deposit of approximately $0.04 million and prepaid rent of approximately $0.04 million.
In September 2020, the Company amended the lease agreement to further increase the rentable space to 42,342 square feet. The commencement date of the expansion space lease was January 1, 2021 and the monthly rent payments increased to a range of approximately $0.05 million to $0.06 million.
Blaine Lease in Seattle
As a result of the reverse merger, the Company assumed an operating lease for approximately 33,300 square feet of office space in Seattle, Washington for offices, a laboratory for research and development, and related uses. The lease expires on February 1, 2029, with the option to extend the lease for two five-year terms. The renewal periods were not included in the lease term for purposes of determining the lease liability or right-of-use asset.
Eastlake Lease in Seattle
As a result of the reverse merger, the Company assumed an operating lease for approximately 6,272 square feet of office space in Seattle, Washington, for additional office and laboratory space for research and development and related uses (the “Eastlake Lease”). The Company also assumed the existing agreement to sublease the Eastlake Lease to an unrelated third party (“Eastlake Sublease”). Pursuant to the terms of the EastLake Sublease, Neurogene is entitled to receive approximately $1.6 million in lease payments. The term of the sublease is through September 30, 2026.
Supplemental lease expense related to leases for the years ended December 31, 2023 and 2022 was as follows (in thousands):

	Years Ended December 31,
	2023	2022
Operating lease cost	$1,037	$1,037
Finance lease cost
Amortization of finance leases	35	4
Interest on finance lease liabilities	12	2
Variable lease cost	178	196
Short-term lease cost	80	74
Total lease cost	$1,342	$1,313
The calculation of the present value of the lease payments for operating leases did not include any options to extend the leases as the Company is not reasonably certain to exercise such options.
The following table summarizes the maturity of the Company’s operating and finance lease liabilities on an undiscounted cash flow basis and a reconciliation to the operating and finance lease liabilities recognized on the Company’s consolidated balance sheet as of December 31, 2023 (in thousands):

Maturity of operating lease liabilities
2024	$3,862
2025	3,964
2026	3,672
2027	3,235
2028	3,294
2029	616
Total lease payments	$18,643
Less: interest	(3,782)
Total operating lease liabilities	$14,861

Maturity of finance lease liabilities
2024	$51
2025	50
2026	15
2027	6
2028	1
Total lease payments	$123
Less: interest	(16)
Total finance lease liabilities	$107
Supplemental balance sheet information related to leases as of December 31, 2023 and 2022 was as follows (in thousands):

Leases	December 31,
	2023	2022
Operating right-of-use assets	$3,681	$4,344

Operating current lease liabilities	2,559	678
Operating noncurrent lease liabilities	12,302	3,921
Total operating lease liabilities	$14,861	$4,599

Finance right-of-use assets	$98	$87

Finance current lease liabilities	42	24
Finance noncurrent lease liabilities	65	66
Total finance lease liabilities	$107	$90

Other information	December 31,
	2023	2022
Cash paid for amounts included in measurement of operating lease liabilities (in thousands)	$1,051	$1039
Cash paid for amounts included in measurement of finance lease liabilities (in thousands)	$42	$3
Weighted-average remaining lease term - operating leases (in years)	4.88	5.72
Weighted-average remaining lease term - finance lease (in years)	2.53	3.47
Weighted-average discount rate - operating leases	9.72%	8.86%
Weighted-average discount rate - finance lease	11.49%	11.45%
Lease CVR
In accordance with the terms of the Lease CVR within the CVR Agreement, the Company accrued for approximately $1.3 million as a contingent consideration liability on its consolidated balance sheet. As of the Closing, the expected range for the Lease CVR was approximately $1.3 million to $19.5 million based on the potential rights to CVR holders as described in the terms of the CVR Agreement.
As of December 31, 2023, $1.3 million was recorded on the Company’s consolidated balance sheet as a lease contingent value rights liability consisting of lease commitments that were probable and estimable as the Closing. The commitments relate to Neoleukin’s sublease agreement, effective October 31, 2023, for one of its properties with an unrelated third party for the remainder of the lease term. All other payments under the CVR Agreement were not considered probable and estimable as of December 31, 2023 and therefore no additional contingent consideration liability has been recorded.
The Company will evaluate the probable and estimable range of outcomes under the CVR Agreement at each reporting period until the end of the CVR term and adjust the amounts accrued for as necessary.
The following table summarizes the maturity of the Company’s lease CVR as of December 31, 2023 (in thousands):

Maturity of Lease CVR
2024	$281
2025	598
2026	408
Total lease CVR payments	$1,287
Intellectual Property CVR
Prior to the Closing, Neoleukin entered into a licensing agreement on December 13, 2023 with Accipiter Biosciences (“Accipiter”) to develop and commercialize Neoleukin’s de novo protein technology (the “Accipiter Licensing Agreement”). As discussed and defined within the Reverse Merger and Pre-Closing Financing section of Note 1, Organization and Description of Business, the terms of the CVR Agreement include that CVR holders are eligible to receive the Intellectual Property CVR. In addition, as discussed in Note 3, Summary of Significant Accounting Policies, contingent consideration liabilities related to the CVR Agreement will only be recorded if they are probable and estimable as of the balance sheet date.
Under the Accipiter Licensing Agreement, Accipiter will make a non-refundable up-front payment of approximately $0.2 million upon the earlier of six months after the effective date or within 30 days after Accipiter closes on a seed financing of at least $5.0 million. If Accipiter does not make the upfront payment within six months after the effective date, this agreement will terminate and neither party shall have any obligation to the other party. In addition, the Accipiter Licensing Agreement contains development, regulatory and commercialization milestones totaling up to approximately $13.4 million, as well as royalty payments.
Since the upfront payment, milestones and royalties were not considered probable as of December 31, 2023, the Company did not record a contingent consideration liability related to the Intellectual Property CVR.
Employment Agreements
Neoleukin entered into employment agreements with key personnel providing for severance payments, benefits, and other employee related costs in certain circumstances, as defined in the respective employment agreements. As of December 31, 2023, $2.5 million of accrued severance, bonus, and retention costs were recorded to accrued expenses and other current liabilities on the Company’s consolidated balance sheet as noted in Note 9, Accrued Expenses and Other Current Liabilities.
Other Research and Development Arrangements
The Company enters into agreements with contract research organizations (“CROs”) to assist in the performance of research and development activities. Expenditures to CROs will represent a significant cost in clinical development for the Company.
Litigation and Legal Proceedings
The Company is subject to litigation and other claims that arise in the ordinary course of business. While the ultimate result of outstanding legal matters cannot presently be determined, the Company does not expect that the ultimate disposition will have a material effect on its results of financial condition, results of operations or cash flows. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. As such, there can be no assurance that the final outcome of any particular legal matter will not have a material adverse effect on the Company’s financial condition, results of operations or cash flows.
Commitments and Contingencies
Operating and Finance Leases
Supplemental lease expense related to leases for the three and nine months ended September 30, 2024 and 2023 was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease cost	$508	$259	$1,553	$777
Finance lease cost
Amortization of finance leases	12	10	39	24
Interest on finance lease liabilities	3	3	9	9
Variable lease cost	364	19	978	129
Short-term lease cost	18	21	53	63
Total lease cost	$905	$312	$2,632	$1,002
The following table summarizes the maturity of the Company’s operating and finance lease liabilities on an undiscounted cash flow basis and a reconciliation to the operating and finance lease liabilities recognized on the Company’s condensed consolidated balance sheet as of September 30, 2024 (in thousands):

Maturity of operating lease liabilities
2024 (remaining)	$982
2025	3,987
2026	3,695
2027	3,239
2028	3,294
2029	613
Total lease payments	$15,810
Less: interest	(2,784)
Total operating lease liabilities	$13,026

Maturity of finance lease liabilities
2024 (remaining)	$15
2025	60
2026	21
2027	6
Total lease payments	$102
Less: interest	(9)
Total finance lease liabilities	$93
Supplemental balance sheet information related to leases as of September 30, 2024 was as follows (in thousands):

Leases
Operating right-of-use assets	$3,193

Operating lease liabilities, current	2,856
Operating lease liabilities, non-current	10,170
Total operating lease liabilities	$13,026

Finance right-of-use assets	$84

Finance lease liabilities, current	54
Finance lease liabilities, non-current	39
Total finance lease liabilities	$93

Other information
Cash paid for amounts included in measurement of operating lease liabilities (in thousands)	$2,899
Cash paid for amounts included in measurement of finance lease liabilities (in thousands)	$45
Weighted-average remaining lease term - operating leases (in years)	4.18
Weighted-average remaining lease term - finance lease (in years)	1.87
Weighted-average discount rate - operating leases	9.73%
Weighted-average discount rate - finance lease	11.05%
Lease CVR
As of September 30, 2024, approximately $1.2 million was recorded as a component of the contingent value rights liability on the Company’s condensed consolidated balance sheet consisting of lease commitments that were probable and estimable at the Closing. The commitments relate to Neoleukin’s sublease agreement, effective October 31, 2023, for one of its properties with an unrelated third party for the remainder of the lease term.
Intellectual Property CVR
Under the CVR Agreement, each CVR holder is eligible to receive 100% of the net proceeds, if any, derived from any consideration paid as a result of the disposition of Neoleukin’s pre-merger legacy assets pursuant any agreements entered into before the Closing, and 80% of net proceeds, if any, derived from any consideration paid as a result of the disposition of Neoleukin’s pre-merger legacy assets pursuant any agreements entered into within one year after the Closing (the “Intellectual Property CVR”). Contingent consideration liabilities related to the CVR Agreement will only be recorded if the liabilities are probable and estimable as of the balance sheet date. Refer to the December 2023 CVR Licensing Agreement and April 2024 CVR Licensing Agreement subsections below for further detail on the current agreements related to our Intellectual Property CVR.
December 2023 CVR Licensing Agreement
Prior to the Closing, Neoleukin entered into a licensing agreement on December 13, 2023 with an unrelated third party to develop and commercialize certain legacy Neoleukin assets (the “December 2023 CVR Licensing Agreement”). In June 2024, an upfront payment of $0.2 million was received by the Company. Since the December 2023 CVR Licensing Agreement was entered into before the Closing, the CVR holders are eligible to receive 100% of the net proceeds derived from the December 2023 CVR Licensing Agreement. Accordingly, an upfront payment of $0.2 million was recorded as licensing revenue within the condensed consolidated statements of operations. The December 2023 CVR Licensing Agreement contains development, regulatory and commercialization milestones totaling up to approximately $13.4 million, as well as royalty payments. However, as of September 30, 2024, no other development and sales milestones were achieved nor deemed probable of achievement under the December 2023 CVR Licensing Agreement.
April 2024 CVR Licensing Agreement
In April 2024, the Company entered into a licensing and intellectual property assignment agreement with another unrelated third party to develop and commercialize certain legacy Neoleukin assets (the “April 2024 CVR Licensing Agreement”). In April 2024, the Company received a one-time upfront payment of approximately $0.8 million and reimbursement of $10,000 for patent expenses under the April 2024 CVR Licensing Agreement. Since the April 2024 CVR Licensing Agreement was entered into within one year after the Closing, the CVR holders are eligible to receive 80% of the net proceeds derived from the April 2024 CVR Licensing Agreement. Accordingly, the Company has recorded $0.8 million as licensing revenue within the condensed consolidated statements of operations. The April 2024 CVR Licensing Agreement contains development, regulatory and commercialization milestones totaling up to approximately $11.0 million, as well as royalty payments. However, as of September 30, 2024, no other development and sales milestones were achieved nor deemed probable of achievement under the April 2024 CVR Licensing Agreement.
The December 2023 CVR Licensing Agreement and April 2024 CVR Licensing Agreement collectively account for the total Intellectual Property CVR. The total amount of $0.9 million due under the Intellectual Property CVR was offset by approximately $0.4 million due to deductions permitted under the Merger Agreement and $0.5 million from the first CVR payment discussed below. As of September 30, 2024, $0.1 million is recorded within contingent value rights liability as an offset arising from the Intellectual Property CVR on the Company's condensed consolidated balance sheet, which can only be applied against licensing revenues from the December 2023 Licensing Agreement or the April 2024 CVR Licensing Agreement.
Sales Tax CVR
Prior to the Closing, Neoleukin entered into an agreement with an unrelated third party for refund analysis services of Washington state sales tax. As discussed and defined within the Contingent Value Rights section of Note 3, Summary of Significant Accounting Policies, the terms of the CVR Agreement include that CVR holders are eligible to receive net proceeds derived from an anticipated sales tax refund from Washington state relating to tax returns filed by Neoleukin prior to Closing. As of September 30, 2024, it was deemed probable that the Company will receive proceeds from Washington state for the sales tax refund and will remit the proceeds to the CVR holders. As of September 30, 2024, $0.3 million is accrued as a component of the contingent value rights liability arising from the Sales Tax CVR in the condensed consolidated balance sheet.
CVR Payment
In August 2024, the Company made the first CVR payment to CVR holders, net of expenses, for $0.6 million. $0.5 million was applied to the Intellectual Property CVR and $0.1 million was applied to the Lease CVR, reducing the respective liabilities.
The following table summarizes the components of the contingent value rights liability in the condensed consolidated balance sheet as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024		December 31, 2023
	Current	Non-Current	Current	Non-Current
Lease CVR	$436	$717	$281	$1,006
Intellectual Property CVR, net	—	(71)	—	—
Sales Tax CVR	332	—	—	—
Total CVR liability	$768	$646	$281	$1,006
As per the CVR Agreement, the total amount owed to CVR holders, after deductions permitted under the Merger Agreement, must be at least $0.5 million to trigger a CVR payment prior to the end of the CVR term.
All other payments under the CVR Agreement were not considered probable and estimable as of September 30, 2024 and therefore no additional contingent consideration liability has been recorded. The Company will evaluate the probable and estimable range of outcomes under the CVR Agreement at each reporting period until the end of the CVR term and adjust the amounts accrued for as necessary.
Employment Agreements
The Company has employment and consulting agreements with key personnel providing for compensation and severance in certain circumstances, as defined in the respective employment agreements.
Other Research and Development Arrangements
As of September 30, 2024, the Company had standing agreements with consultants, contractors or service providers that generally can be terminated by the Company with 30 to 60 days written notice, unless otherwise indicated.
Litigation and Legal Proceedings
The Company is subject to litigation and other claims that arise in the ordinary course of business. While the ultimate result of outstanding legal matters cannot presently be determined, the Company does not expect that the ultimate disposition will have a material effect on its results of financial condition, results of operations or cash flows. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. As such, there can be no assurance that the final outcome of any particular legal matter will not have a material adverse effect on the Company’s financial condition results of operations or cash flows.